Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	June 30, 2020	December 31, 2019
Equipment	$14,375	$7,376
Warehouse equipment	29,188	29,188
Furniture and fixtures	512	512
Transportation equipment	63,784	63,784
Leasehold improvements	117,626	117,626
Total property and equipment	225,485	218,486
Accumulated depreciation	(54,744)	(32,880)
Property and equipment, net	$170,741	$185,606